Interim Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	$ 435	$ 951
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible securities	$ 50	$ 150